FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - Credit risk management - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross carrying amounts of financial assets represent the maximum credit exposure	$ 1,157.3	$ 1,237.9
Trade receivables past due (as a percent)	3.40%	4.70%
90 days past due
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	3.30%	3.50%